UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Vince Small
Title:  Chief Financial Officer
Phone:  (610) 727-3720


Signature, Place and Date of Signing:

/s/ Vince Small                     Berwyn, PA                  02/05/2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $564,718
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)        028-10707                        Fairfield Redstone Fund, Ltd.

                        FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                TITLE                                SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       VALUE   PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE  SHARED     NONE
--------------                  --------         -----       -----   -------   --- ----  ----------      ----  ----  ------     ----
ADOLOR CORP                     COM              00724X102   2,856     379,800 SH        SHARED-DEFINED  1     0       379,800  0
AEGEAN MARINE PETTOLEUM NETW    SHS              Y0017S102   1,640     100,000 SH        SHARED-DEFINED  1     0       100,000  0
ALASKA COMMUNICATIONS SYS GR    COM              01167P101   5,719     376,500 SH        SHARED-DEFINED  1     0       376,500  0
ALLERGAN INC                    COM              018490102   6,813      56,900 SH        SHARED-DEFINED  1     0        56,900  0
ALTRIA GROUP INC                COM              02209S103   7,853      91,500 SH        SHARED-DEFINED  1     0        91,500  0
AMDOCS LTD                      ORD              G02602103   7,099     183,200 SH        SHARED-DEFINED  1     0       183,200  0
AMERICAN COMMERCIAL LINES       COM NEW          025195207   3,734      57,000 SH        SHARED-DEFINED  1     0        57,000  0
AMERICAN RAILCAR INDS INC       COM              02916P103   1,607      47,200 SH        SHARED-DEFINED  1     0        47,200  0
AMERICAN TOWER CORP             CL A             029912201   6,968     186,900 SH        SHARED-DEFINED  1     0       186,900  0
ARCHER DANIELS MIDLAND CO       COM              039483102  10,432     326,400 SH        SHARED-DEFINED  1     0       326,400  0
ARMOR HOLDINGS INC              COM              042260109   4,097      74,700 SH        SHARED-DEFINED  1     0        74,700  0
AVOCENT CORP                    COM              053893103   4,979     147,100 SH        SHARED-DEFINED  1     0       147,100  0
BENCHMARK ELECTRS INC           COM              08160H101   7,722     317,000 SH        SHARED-DEFINED  1     0       317,000  0
BIOMED REALTY TRUST INC         COM              09063H107   5,683     198,700 SH        SHARED-DEFINED  1     0       198,700  0
BROOKS AUTOMATION INC           COM              114340102   5,695     395,500 SH        SHARED-DEFINED  1     0       395,500  0
BRUSH ENGINEERED MATLS INC      COM              117421107   3,681     109,000 SH        SHARED-DEFINED  1     0       109,000  0
BUNGE LIMITED                   COM              G16962105   4,314      59,500 SH        SHARED-DEFINED  1     0        59,500  0
CABELAS INC                     COM              126804301   5,473     226,800 SH        SHARED-DEFINED  1     0       226,800  0
CATALYST PHARM PARTNERS INC     COM              14888U101   1,449     300,000 SH        SHARED-DEFINED  1     0       300,000  0
CB RICHARD ELLIS GROUP INC      CL A             12497T101   4,011     120,800 SH        SHARED-DEFINED  1     0       120,800  0
CHENIERE ENERGY INC             COM NEW          16411R208   1,444      50,000 SH        SHARED-DEFINED  1     0        50,000  0
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH  167250109   5,564     203,500 SH        SHARED-DEFINED  1     0       203,500  0
COEUR D ALENE MINES CORP IDA    COM              192108108   5,665   1,144,500 SH        SHARED-DEFINED  1     0     1,144,500  0
COMTECH TELECOMMUNICATIONS C    COM NEW          205826209  10,458     274,700 SH        SHARED-DEFINED  1     0       274,700  0
CORE LABORATORIES NV            COM              N22717107   3,807      47,000 SH        SHARED-DEFINED  1     0        47,000  0
CORRECTIONS CORP OF AMER NEW    COM NEW          22025Y407   4,084      90,300 SH        SHARED-DEFINED  1     0        90,300  0
COVANTA HLDG CORP               COM              22282E102   6,817     309,300 SH        SHARED-DEFINED  1     0       309,300  0
CRA INTL INC                    COM              12618T105   7,614     145,300 SH        SHARED-DEFINED  1     0       145,300  0
CUBIST PHARMACEUTICALS INC      COM              229678107   5,763     318,200 SH        SHARED-DEFINED  1     0       318,200  0
CYPRESS SEMICONDUCTOR CORP      COM              232806109   9,020     534,700 SH        SHARED-DEFINED  1     0       534,700  0
DAVITA INC                      COM              23918K108   5,734     100,800 SH        SHARED-DEFINED  1     0       100,800  0
DRIL-QUIP INC                   COM              262037104   5,287     135,000 SH        SHARED-DEFINED  1     0       135,000  0
DYNCORP INTL INC                CL A             26817C101   5,297     333,800 SH        SHARED-DEFINED  1     0       333,800  0
DYNEGY INC NEW                  CL A             26816Q101   8,307   1,147,400 SH        SHARED-DEFINED  1     0     1,147,400  0
ENERGY CONVERSION DEVICES IN    COM              292659109   5,144     151,400 SH        SHARED-DEFINED  1     0       151,400  0
FIRST SOLAR INC                 COM              336433107   1,444      48,400 SH        SHARED-DEFINED  1     0        48,400  0
FOUNDRY NETWORKS INC            COM              35063R100   4,205     280,700 SH        SHARED-DEFINED  1     0       280,700  0
FREEPORT-MCMORAN COPPER & GO    CL B             35671D857   6,415     115,100 SH        SHARED-DEFINED  1     0       115,100  0
FUEL SYS SOLUTIONS INC          COM              35952W103   5,388     244,000 SH        SHARED-DEFINED  1     0       244,000  0
GAMESTOP CORP NEW               CL A             36467W109   9,947     180,500 SH        SHARED-DEFINED  1     0       180,500  0
GASCO ENERGY INC                COM              367220100   1,765     720,400 SH        SHARED-DEFINED  1     0       720,400  0
GATX CORP                       COM              361448103   4,727     109,100 SH        SHARED-DEFINED  1     0       109,100  0
GENERAL ELECTRIC CO             COM              369604103   7,487     201,200 SH        SHARED-DEFINED  1     0       201,200  0
GIGAMEDIA LTD                   ORD              Y2711Y104   5,640     577,300 SH        SHARED-DEFINED  1     0       577,300  0
GILEAD SCIENCES INC             COM              375558103   8,045     123,900 SH        SHARED-DEFINED  1     0       123,900  0
GLOBAL CASH ACCESS HLDGS INC    COM              378967103   2,994     184,500 SH        SHARED-DEFINED  1     0       184,500  0
GLOBAL SIGNAL INC               COM              37944Q103   6,436     122,200 SH        SHARED-DEFINED  1     0       122,200  0
GLOBALSTAR INC                  COM              378973408   7,894     567,500 SH        SHARED-DEFINED  1     0       567,500  0
HORIZON OFFSHORE INC            COM NEW          44043J204   3,972     243,700 SH        SHARED-DEFINED  1     0       243,700  0
HURON CONSULTING GROUP INC      COM              447462102   5,586     123,200 SH        SHARED-DEFINED  1     0       123,200  0
INFRASOURCE SVCS INC            COM              45684P102   3,496     160,600 SH        SHARED-DEFINED  1     0       160,600  0
INTERMEC INC                    COM              458786100   7,526     310,100 SH        SHARED-DEFINED  1     0       310,100  0
INTEROIL CORP                   COM              460951106   4,783     157,900 SH        SHARED-DEFINED  1     0       157,900  0
KIRBY CORP                      COM              497266106   4,522     132,500 SH        SHARED-DEFINED  1     0       132,500  0
LINCARE HLDGS INC               COM              532791100   6,506     163,300 SH        SHARED-DEFINED  1     0       163,300  0
LIONBRIDGE TECHNOLOGIES INC     COM              536252109   4,133     641,700 SH        SHARED-DEFINED  1     0       641,700  0
LUMINEX CORP DEL                COM              55027E102   4,877     384,000 SH        SHARED-DEFINED  1     0       384,000  0
MACROVISION CORP                COM              555904101   6,505     230,200 SH        SHARED-DEFINED  1     0       230,200  0
MCCORMICK & SCHMICKS SEAFD R    COM              579793100   3,368     140,100 SH        SHARED-DEFINED  1     0       140,100  0
MCDERMOTT INTL INC              COM              580037109  12,196     239,800 SH        SHARED-DEFINED  1     0       239,800  0
MEMC ELECTR MATLS INC           COM              552715104   5,476     139,900 SH        SHARED-DEFINED  1     0       139,900  0
MONSANTO CO NEW                 COM              61166W101   8,904     169,500 SH        SHARED-DEFINED  1     0       169,500  0
MORTONS RESTAURANT GRP INC N    COM              619430101   3,272     196,500 SH        SHARED-DEFINED  1     0       196,500  0
NEW RIV PHARMACEUTICALS INC     COM              648468205  28,280     516,900 SH        SHARED-DEFINED  1     0       516,900  0
NORTH AMERN ENERGY PARTNERS     COM              656844107   3,256     200,000 SH        SHARED-DEFINED  1     0       200,000  0
NOVATEL INC                     COM              669954109   5,422     135,900 SH        SHARED-DEFINED  1     0       135,900  0
NVIDIA CORP                     COM              67066G104   5,803     156,800 SH        SHARED-DEFINED  1     0       156,800  0
OCEANEERING INTL INC            COM              675232102   5,165     130,100 SH        SHARED-DEFINED  1     0       130,100  0
ORACLE CORP                     COM              68389X105   4,340     253,200 SH        SHARED-DEFINED  1     0       253,200  0
ORIGIN AGRITECH LIMITED         SHS              G67828106   4,325     395,300 SH        SHARED-DEFINED  1     0       395,300  0
PENN NATL GAMING INC            COM              707569109   6,792     163,200 SH        SHARED-DEFINED  1     0       163,200  0
PHASE FORWARD INC               COM              71721R406   6,473     432,100 SH        SHARED-DEFINED  1     0       432,100  0
PHELPS DODGE CORP               COM              717265102   7,734      64,600 SH        SHARED-DEFINED  1     0        64,600  0
POWER INTEGRATIONS INC          COM              739276103   9,568     408,000 SH        SHARED-DEFINED  1     0       408,000  0
QUALCOMM INC                    COM              747525103   8,151     215,700 SH        SHARED-DEFINED  1     0       215,700  0
QUIKSILVER INC                  COM              74838C106   4,448     282,400 SH        SHARED-DEFINED  1     0       282,400  0
SALESFORCE COM INC              COM              79466L302   6,175     169,400 SH        SHARED-DEFINED  1     0       169,400  0
SBA COMMUNICATIONS CORP         COM              78388J106   6,881     250,200 SH        SHARED-DEFINED  1     0       250,200  0
STEALTHGAS INC                  SHS              Y81669106   2,482     212,500 SH        SHARED-DEFINED  1     0       212,500  0
STERIS CORP                     COM              859152100   4,863     193,200 SH        SHARED-DEFINED  1     0       193,200  0
SUNCOR ENERGY INC               COM              867229106   5,382      68,200 SH        SHARED-DEFINED  1     0        68,200  0
SUNOCO INC                      COM              86764P109   5,114      82,000 SH        SHARED-DEFINED  1     0        82,000  0
TASER INTL INC                  COM              87651B104   5,698     748,700 SH        SHARED-DEFINED  1     0       748,700  0
TELUS CORP                      NON-VTG SHS      87971M202   6,625     148,300 SH        SHARED-DEFINED  1     0       148,300  0
TETRA TECHNOLOGIES INC DEL      COM              88162F105  10,030     392,100 SH        SHARED-DEFINED  1     0       392,100  0
TODCO                           COM              88889T107   3,164      92,600 SH        SHARED-DEFINED  1     0        92,600  0
TRANSOCEAN INC                  ORD              G90078109   6,261      77,400 SH        SHARED-DEFINED  1     0        77,400  0
TRAVELZOO INC                   COM              89421Q106   5,130     171,300 SH        SHARED-DEFINED  1     0       171,300  0
U S AIRWAYS GROUP INC           COM              90341W108   5,428     100,800 SH        SHARED-DEFINED  1     0       100,800  0
VIASAT INC                      COM              92552V100  23,624     792,500 SH        SHARED-DEFINED  1     0       792,500  0
WEATHERFORD INTERNATIONAL LT    COM              G95089101   5,061     121,100 SH        SHARED-DEFINED  1     0       121,100  0
WILLIAMS SCOTSMAN INTL INC      COM              96950G102   6,355     323,900 SH        SHARED-DEFINED  1     0       323,900  0
WORLD FUEL SVCS CORP            COM              981475106   7,349     165,300 SH        SHARED-DEFINED  1     0       165,300  0


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